Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	EURO TECH HOLDINGS CO LTD
Entity Central Index Key	0001026662
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		2,069,222
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 5,339	$ 6,130
Restricted cash	246	809
Accounts receivable, net	3,744	3,674
Prepayments and other current assets	1,773	1,623
Inventories	583	1,320
Total current assets	11,685	13,556
Property, plant and equipment, net	1,058	1,352
Interests in affiliates	9,763	8,976
Goodwill	1,071	1,060
Deferred tax assets	287	269
Total assets	23,864	25,213
Liabilities and shareholders' equity
Accounts payable	2,875	3,146
Other payables and accrued expenses	2,658	3,359
Taxation payable	422	607
Total current liabilities	5,955	7,112
Commitments and contingencies
Shareholders' equity:
Ordinary share, 20,000,000 (2010: 20,000,000) shares authorised; 2,229,628(2010: 2,229,628) shares issued	123	123
Additional paid-in capital	9,533	9,533
Treasury stock, 151,747 (2010: 134,812) shares at cost	(733)	(639)
PRC statutory reserves	274	275
Accumulated other comprehensive income	731	605
Retained earnings	6,371	5,849
Equity attributable to owners' of Euro Tech	16,299	15,746
Non-controlling interest	1,610	2,355
Total shareholders' equity	17,909	18,101
Total liabilities and shareholders' equity	$ 23,864	$ 25,213

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Shareholders equity:
Common Stock Authorized	20,000,000	20,000,000
Common Stock Issued	12,262,956	12,262,956
Treasury stock, shares	834,612	741,466

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Trading and manufacturing	$ 11,437	$ 13,745	$ 18,326
Engineering	8,776	8,560	9,010
Total revenues	20,213	22,305	27,336
Cost of revenues
Trading and manufacturing	(8,810)	(10,861)	(14,266)
Engineering	(6,512)	(5,703)	(6,610)
Total cost of revenues	(15,322)	(16,564)	(20,876)
Gross profit	4,891	5,741	6,460
Selling and administrative expenses	(6,565)	(7,119)	(6,598)
Operating loss	(1,674)	(1,378)	(138)
Interest income	60	42	37
Other income, net	82	9	71
Gain/(loss) on disposal of fixed assets	328	1	(10)
Loss before income taxes and equity in profit of affiliates	(1,204)	(1,326)	(40)
Income benefit/(taxes)	63	(154)	(218)
Equity in profit of affiliates	1,131	723	595
Net (loss)/income for the year	(10)	(757)	337
Less: net loss/(income) attributable to non-controlling interest	531	(330)	(305)
Net income/(loss) attributable to the Company	$ 521	$ (1,087)	$ 32
Net income/(loss) per ordinary share
- Basic	$ 0.25	$ (0.52)	$ 0.015
- Diluted	$ 0.25	$ (0.51)	$ 0.015
Weighted average number of ordinary shares outstanding
- Basic	2,087,922	2,099,894	2,114,992
- Diluted	2,102,199	2,143,375	2,163,006

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income/(loss)	$ 521	$ (1,087)	$ 32
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation of property, plant and equipment	182	170	202
(Gain)/loss on disposal of property, plant and equipment	(328)	(1)	10
Non-controlling interest in (loss)/profits of subsidiaries	(531)	330	305
Equity in profit of affiliates	(1,131)	(723)	(595)
Deferred tax assets	(18)	(79)	(46)
(Increase)/decrease in current assets:
Accounts receivable, net	(70)	2,389	644
Prepayments and other current assets	(150)	(923)	341
Inventories	737	(54)	1,334
Increase/(decrease) in current liabilities:
Accounts payable	(271)	(738)	(1,954)
Other payables and accrued expenses	(671)	418	(9)
Taxation payable	(185)	14	(24)
Net cash (used in)/provided by operating activities	(1,915)	(284)	240
Cash flows from investing activities:
Purchase of property, plant and equipment	(63)	(112)	(118)
Proceeds on disposal of property, plant and equipment	491	9	7
Purchase of non-controlling interest of subsidiaries	(238)	(73)	0
Dividend received from affiliates	779	76	207
Investments in affiliates	(435)	(262)	0
Restricted cash for issuance of bank guarantees	563	(348)	(73)
Dividend paid to non-controlling interest	0	0	(147)
Net cash provided by/(used in) investing activities	1,097	(710)	(124)
Cash flows from financing activities:
Issuance of ordinary shares on exercise of options	0	33	6
Purchase of treasury stock	(94)	(105)	(253)
Net cash used in financing activities	(94)	(72)	(247)
Effect of exchange rate changes on cash and cash equivalents	121	171	10
Net decrease in cash and cash equivalents	(791)	(895)	(121)
Cash and cash equivalents, beginning of year	6,130	7,025	7,146
Cash and cash equivalents, end of year	5,339	6,130	7,025
Supplementary information
Interest received	60	42	37
Income taxes paid	$ 176	$ 219	$ 289

Shareholders Equity (USD $) In Thousands, except Share data	Ordinary Share	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	PRC Statutory Reserves	Retained Earnings	Noncontrolling Interest	Total
Beginning Balance, amount at Dec. 31, 2008	$ 122	$ 9,495	$ (281)	$ 478	$ 200	$ 6,979	$ 1,986	$ 18,979
Beginning Balance, shares at Dec. 31, 2008	2,218,551
Net income						32	305	337
Other comprehensive income: Foreign exchange translation adjustment				9			1	10
Total comprehensive income								347
Purchase of treasury stock			(253)					(253)
Exercise of stock options, shares	1,818
Exercise of stock options, amount		6						6
Appropriation of reserves					22	(22)		0
Dividend paid/payable to non-controlling interest							(147)	(147)
Ending Balance, amount at Dec. 31, 2009	122	9,501	(534)	487	222	6,989	2,145	18,932
Ending Balance, shares at Dec. 31, 2009	2,220,369
Net income						(1,087)	330	(757)
Other comprehensive income: Foreign exchange translation adjustment				110			67	177
Total comprehensive income								(580)
Purchase of treasury stock			(105)					(105)
Exercise of stock options, shares	9,259
Exercise of stock options, amount	1	32						33
Appropriation of reserves					53	(53)		0
Dividend paid/payable to non-controlling interest							(106)	(106)
Purchase of non-controlling interest				8			(81)	(73)
Ending Balance, amount at Dec. 31, 2010	123	9,533	(639)	605	275	5,849	2,355	18,101
Ending Balance, shares at Dec. 31, 2010	2,229,628
Net income						521	(531)	(10)
Other comprehensive income: Foreign exchange translation adjustment				126			89	215
Total comprehensive income								205
Purchase of treasury stock			(94)					(94)
Appropriation of reserves					(1)	1		0
Dividend paid/payable to non-controlling interest							(76)	(76)
Purchase of non-controlling interest							(227)	(227)
Ending Balance, amount at Dec. 31, 2011	$ 123	$ 9,533	$ (733)	$ 731	$ 274	$ 6,371	$ 1,610	$ 17,909
Ending Balance, shares at Dec. 31, 2011	2,229,628

Organisation and principal activities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Organisation and principal activities

Euro Tech Holdings Company Limited (the “Company”) was incorporated in the British Virgin Islands on September 30, 1996.

Euro Tech (Far East) Limited (“Far East”) is the principal operating subsidiary of the Company. It is principally engaged in the marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems in Hong Kong and in the People’s Republic of China (the “PRC”).

Details of the Company’s significant subsidiaries and affiliates are summarised as follows:

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Subsidiaries:

Euro Tech (Far East) Limited	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech (China) Limited	100%	Hong Kong	Inactive

ChinaH2O.com Limited***	100%	Hong Kong	Internet content provider and provision of marketing services for environmental industry to the Company and its subsidiaries

Euro Tech Trading (Shanghai) Limited	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Shanghai Euro Tech Limited	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	100%	The PRC	Undertaking water and waste-water treatment engineering projects

Chongqing Euro Tech Rizhi Technology Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Guangzhou Euro Tech Environmental Equipment Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Yixing Pact Environmental Technology Co., Ltd	58%*	The PRC	Design, manufacture and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited **	58%*	The British Virgin Islands	Producing and selling of environment protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliates:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (Formerly known as Zhejiang Tianlan Desulfurization and Dust–Removal Co. Ltd.)	20%	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

Zhejiang Jia Huan Electronic Co. Ltd.	20%	The PRC	Design and manufacturing automatic control systems and electric voltage control equipment for electrostatic precipitators (air purification equipment)

* In the year 2011, the Company additionally acquired 5% equity interest of these two companies.

**	In December, the subsidiary of Pact Asia Pacific Limited, Pact environmental equipment Co. Ltd applied for liquidation.

*** The subsidiary was deregistered on February 17, 2012.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of significant accounting policies

(a) Basis of Consolidation

The consolidated financial statements include the accounts of Euro Tech Holdings Company Limited and its subsidiaries (the “Group”). The financial statements of variable interest entities (“VIEs”), as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 810-10, Consolidation(previously FASB Interpretation No. 46 (R), “Consolidation of Variable Interest Entities”) , are included in the consolidated financial statements, if applicable. All material intercompany balances and transactions have been eliminated on consolidation.

The Group identified that certain retail shops established in the PRC qualified as variable interest entities as defined in ASC 810-10. The retail shops are principally engaged in the retailing business of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company is the primary beneficiary of these retail shops and, accordingly, consolidated their financial statements. The Company has a controlling financial interest in these retail shops and is subject to a majority of the risk of loss from the retailing activities, and is entitled to receive a majority of the retail shops’ residual returns. Total assets and liabilities of these consolidated VIEs total US$15,564 and US$3,504, as of December 31, 2011 and US$52,748 and US$44,422, as of December 31, 2010, respectively. The cumulative losses on consolidating these VIEs in the Group’s consolidated statement of income in 2011 were US$23,689 (2010: losses of US$112,637 and 2009: losses of US$43,534), including taxes of US$2,222 (2010: US$3,826 and 2009: US$2,432). The assets of the entities consist mainly of cash and bank balances, trade and other receivables, inventories and property, plant and equipment. The creditors of these VIEs do not have a recourse to the general credit of the Group. The Group will provide for all necessary financing for the VIEs.

(b) Subsidiaries and affiliates

A subsidiary is a company in which the Company holds, directly or indirectly, more than 50% of its outstanding voting share capital and over which it is able to exercise control.

Investments in business entities in which the Company does not have control, but has the ability to exercise significant influence over operating and financial policies (generally 20-50 percent ownership), are accounted for using the equity method of accounting.

(c) Revenue Recognition

The Group’s main source of revenue is the sale of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company recognises revenue when the product is delivered and the title is transferred. For certain products where installation is necessary, revenue is recognised upon completion of installation. Revenue earned from customer support services, which represents a minor percentage of total revenues, is recognised when such services are provided.

Revenues and profits in long term fixed price contracts or engineering income are recognised using the percentage of completion method in accordance with FASB ASC Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts, (previously Statement of Position (“SOP”) 81-1, “Accounting for Performance of Construction-Type and Certain Production-Type Contracts”). This approach primarily based on contract costs incurred to date compared with total estimated contract costs. Changes to total estimated contract costs or losses, if any, are recognised in the period they are determined. Revenues recognised in excess of amounts billed are classified as costs and estimated earnings in excess of billings on uncompleted contracts. Essentially all of such amounts are expected to be billed and collected within one year and are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. When reasonably dependable estimates cannot be made, construction contract revenues are recognised using the completed contract method.

(d) Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately US$200,000, US$24,000 and US$99,000 for the years ended December 31, 2011, 2010 and 2009 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(e) Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately US$61,000, US$63,000 and US$64,000 for the years December 31, 2011, 2010 and 2009 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(f) Taxation

The Group accounts for income and deferred tax under the provision of FASB ASC Subtopic 740-10, Income Taxes, (previously Statement of Financial Accounting Standards (“SFAS”) No. 109: “Accounting for Income Taxes”), under which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable period of time.

In accordance with ASC 740-10, the Company recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Company did not have such uncertain tax positions in 2011, 2010 and 2009.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in income for the period that includes the enactment date.

(g) Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and demand deposits with banks.

(h) Restricted Cash

Restricted cash represents cash deposits retained with banks in the PRC for issuance of performance guarantees to the customers.  The amount is expected to be released within one year after the balance sheet date.

(i) Receivables and Other Assets

Receivables and other assets are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(j) Inventories

Inventories are stated at the lower of cost, on the first-in, first-out method, or market value. Costs include purchase and related costs incurred in bringing each product to its present location and condition. Market value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Allowance is made for obsolete, slow moving or defective items, where appropriate.

(k) Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Depreciation of property, plant and equipment is computed using the straight-line method over the assets’ estimated useful lives as follows:

Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

(l) Impairment

The Group has adopted FASB ASC Subtopic 360-10, Property, Plant, and Equipment, (previously SFAS No. 144: “Accounting for Impairment or Disposal of Long-Lived Assets”) which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years ended December 31, 2011.

(m) Operating Leases

Leases where substantially all the risks and rewards of ownership of the leased assets remain with the lessors are accounted for as operating leases. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the relevant leases.

(n) Goodwill

The Group has adopted FASB ASC Subtopic 350-10, Intangibles – Goodwill and Other (previously SFAS No.142: “Goodwill and other intangible assets”) which requires the performance of an impairment test on an annual basis.

(o) Foreign Currency Translation

The Company maintains its books and records in United States dollars. Its subsidiaries and affiliates maintain their books and records either in Hong Kong dollars or Chinese Renminbi (“functional currencies”). Foreign currency transactions during the year are translated into the respective functional currencies at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the respective functional currencies using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of income during the year in which they occur. Translation adjustments on subsidiaries’ equity are included as accumulated comprehensive income or loss.

       (p) Derivative Instruments and Hedging Activities

FASB ASC Subtopic 815-10, Derivates and Hedging, (previously SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS 133”), as amended by SFAS No. 137, “Accounting for Derivative Instruments and Hedging Activities – Deferral of the Effective Date of FASB Statement No. 133 – an amendment of FASB Statement No. 133”, and SFAS No. 138, “Accounting for Certain Derivative Instruments and Certain Hedging Activities – an amendment of FASB Statement No. 133”, as well as the interpretations of the Derivatives Implementation Group (“DIG”), are applied as amended by SFAS No. 149, “Amendment of Statement 133 on Derivative Instruments and Hedging Activities”). ASC 815-10 contains accounting and reporting standards for hedging accounting and for derivative financial instruments, including certain derivative financial instruments embedded in other contracts.

ASC 815-10 requires that all derivatives be recognised as either assets or liabilities in the consolidated balance sheet and measured at fair value. Depending on the documented designation of a derivative instrument, any change in fair value is recognised either in net income or shareholders’ equity (as a component of accumulated other comprehensive income).

Fair values of derivative instruments are classified as operating assets or liabilities. Changes in fair value of derivative instruments affecting income are classified as other operating income or expenses. Please see note 18 for additional information regarding the Company’s use of derivative instruments.

       (q) Comprehensive Income

The Group has adopted FASB ASC Subtopic 220-10, Comprehensive Income, (previously SFAS No. 130: “Reporting Comprehensive Income,”) which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income and foreign currency translation adjustments, in the consolidated statement of changes in shareholders’ equity.

(r) Ordinary Share

On November 22, 2011, the Company filed Amended and Restated Memorandum and Articles of Association with the Registry of Corporate Affairs of the BVI Financial Services Commission that on November 29, 2011 became effective as of the filing date to amend the Company’s ordinary shares of US$0.01 par value capital stock to no par value capital stock. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

(s) Net income per Ordinary Share

Net income per ordinary share is computed in accordance with FASB ASC Subtopic 260-10, Earnings Per Share, (previously SFAS No. 128 “Earnings Per Share”), by dividing the net income by the weighted average number of shares of ordinary share outstanding during the period. The Company reports both basic earnings per share, which is based on the weighted average number of ordinary shares outstanding, and diluted earnings per share, which is based on the weighted average number of ordinary shares outstanding and all dilutive potential ordinary shares outstanding. Outstanding stock options are the only dilutive potential shares of the Company.

Outstanding stock options are the only dilutive potential shares of the Company.

     (t) Stock-based Compensation

The Group adopted the provisions of FASB ASC Subtopic 718-10, Compensation – Stock Compensation), (previously SFAS No. 123 (revised 2004) (SFAS No. 123(R)), Share-Based Payment) which requires the Group to recognise expense related to the fair value of our stock-based compensation awards, including employee stock options.

(u) Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the estimates.

(v) Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

(w) Segment Information

The Company’s segment reporting is prepared in accordance with FASB ASC Subtopic 280-10, Segment Reporting, (previously SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information”). The management approach required by ASC 280-10 designates that the internal reporting structure that is used by management for making operating decisions and assessing performance should be used as the source for presenting the Company’s reportable segments. The Company categorises its operations into two business segments: Trading and manufacturing, and Engineering.

(x) Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is a new guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. It is applicable to the Company’s fiscal year beginning January 1, 2012. Currently, we evaluated the effect of ASU 2011-05 on its financial statements and have concluded that it would have no material impact on our consolidated financial statements.

ASU 2011-05 was modified by the issuance of ASU 2011-12 - Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 in December 2011, which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. We believe that the adoption of ASU 2011-12 will not have any material impact on our consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820)”, which provided clarifications for Topic 820 and also included instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurement has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP, and is effective during interim and annual periods beginning after December 15, 2011 for public entities. Early application by public entities is not permitted, and the adoption of ASU 2011-04 is not expected to have a material impact on our consolidated financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350) that permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit's fair value is less than its carrying amount before applying the two step goodwill impairment test. The updated guidance requires that, if an entity concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying amount; it would not be required to perform the two-step impairment test for the reporting unit. The provisions of the updated guidance are effective for annual and interim periods beginning after December 15, 2011 with early adoption permitted. The Company adopted ASU 2011-08 in the third quarter of 2011. The adoption of this guidance did not affect the Company's results of operations, financial position or liquidity.

Other income, net	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other income, net
	2011	2010	2009
	US$’000	US$’000	US$’000

Exchange gain /(loss), net	26	(17)	47
Rental income	56	26	24
	82	9	71

Income taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income taxes

The Company is exempt from taxation in the British Virgin Islands (“BVI”).

On March 16, 2007, the PRC National People’s Congress passed the Enterprise Income Tax Law (“Income Tax Law”), which became effective January 1, 2008 and applies a unified income tax rate for foreign invested enterprises and domestic enterprise. The Income Tax Law is effective immediately for companies previously subject to higher taxation rates and provides a five-year transition period from its effective date for those enterprises which were established before the effective date of the new tax law and previously entitled to a preferential tax treatment.

On December 26, 2007, the State Council and on February 20, 2008 the Ministry of Finance issued implementation guidelines (“Guidelines”) setting out how the transition of tax rates will occur. The Guidelines state that those enterprises which enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. The applicable rates under such an agreements for such enterprises are 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. In addition, foreign investment manufacturing enterprises which have not fully utilised any preferential tax treatments, such as tax holidays or reduced rates of taxation, will be able to continue to receive them during the transitional period. The Group has applied the applicable rates in relation to deferred tax balances.

Euro Tech (Far East) Limited, Euro Tech (China) Limited and ChinaH2O.com Limited provided for Hong Kong profits tax at a rate of 16.5% in year 2011 (2010 and 2009: 16.5%) on the basis of their income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for profits tax purposes.

Euro Tech Trading (Shanghai) Limited (“ETTS”), a subsidiary of the Company, provides for PRC Enterprise Income Tax at a rate of 24% (2010: 22%, 2009: 20%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2011, ETTS had an assessable loss carried forward of US$169,369 as agreed by the local tax authority to offset its profit for the forth coming years (2010: US$122,309). Such loss will expire in 5 years.

In accordance with the relevant income tax laws and regulations applicable to foreign investment enterprises in the PRC, Shanghai Euro Tech Limited (“SET”), a subsidiary of the Company, is exempt from the PRC Enterprise Income Tax for two years starting from 2008, after offsetting losses brought forward, if any, followed by a 50% reduction for the next three years thereafter. As of December 31, 2011, SET had an assessable loss carried forward of US$387,543 as agreed by the local tax authority to offset its profit for the forth coming years (2010: US$406,409). Such loss will expire in 5 years.

According to the relevant PRC tax rules and regulations, Shanghai Euro Tech Environmental Engineering Limited (“SETEE”) is exempt from the PRC Enterprise Income Tax for two years starting from 2007, after offsetting losses brought forward, if any, followed by a 50% reduction for the next three years thereafter. As of December 31, 2011, SETEE had an assessable loss carried forward of US$1,106,994 as agreed by the local tax authority to offset its profit for the forth coming years (2010: US$724,383). Such loss will expire in 5 years. Chongqing Euro Tech Rizhi Technology Co., Ltd, Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd and Guangzhou Euro Tech Environmental Equipment Co., Ltd provide for PRC Enterprise Income Tax at a rate of 25%, after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

According to the relevant PRC tax rules and regulations, Yixing Pact Environmental Technology Co., Ltd is registered in Shanghai as Foreign Owned Enterprise that are entitled to Enterprise Income Tax rate of 25% (2010 and 2009: 25%).

VIEs of the Group provide for PRC Enterprise Income Tax at a rate of 25% (2010 and 2009: 25% ), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

Under the New Enterprise Income Tax Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 5% unless reduced by tax treaty. Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately US$2.0 million at December 31, 2011 are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Loss before income (benefit)/taxes:

	2011	2010	2009
	US$’000	US$’000	US$’000

BVI	-	-	-
The PRC and Hong Kong	(1,204)	(1,326)	(40)
	(1,204)	(1,326)	(40)

The provision for income taxes consists of:

	2011	2010	2009
	US$’000	US$’000	US$’000
Current tax expenses:
BVI	-	-	-
The PRC and Hong Kong	(46)	233	264
Total current provision	(46)	233	264

Deferred tax benefit:
BVI	-	-	-
The PRC and Hong Kong	(17)	(79)	(46)
Total deferred provision	(17)	(79)	(46)

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2011	2010	2009
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	(263)	(203)	46
Change in valuation allowances	33	158	121
Under-provision for income tax in prior years	(10)	-	7
Non deductible expenses	177	199	44
Total provision for income tax at effective tax rate	(63)	154	218

The components of deferred tax assets are as follows:

	2011	2010
	US$’000	US$’000

Tax losses	811	764
Temporary differences	1	(3)
Less: Valuation allowances	(525)	(492)
Net deferred tax assets	287	269

Net income per ordinary share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Net income per ordinary share

The calculation of the basic and diluted net income per ordinary share is based on the following data:

	2011	2010	2009
	Number of shares

Weighted average number of ordinary shares for the purposes of basic net income per share	2,087,922	2,099,894	2,114,992
Effect of dilutive potential ordinary shares:
Stock options	14,277	43,481	48,014
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,102,199	2,143,375	2,163,006

Accounts receivable, net	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accounts receivable, net

	2011	2010
	US$’000	US$’000

Accounts receivable	3,900	3,823
Less: Allowance for doubtful debts	(156)	(149)
	3,744	3,674

As of December 31, 2011, accounts receivable in the form of bills receivable under letters of credit through banks amounted to approximately US$Nil (2010: US$16,000).

Prepayments and other current assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for purchases and services, rental and utilities deposits, and prepaid expenses. The other current assets also include cost of estimated earnings in excess of billing.

Cost and estimated earnings in excess of billings

	2011	2010
	US$’000	US$’000

Contracts costs incurred plus estimated earnings	8,604	8,569
Less: Progress billings	(8,098)	(8,338)
Cost and estimated earnings in excess of billings	506	231

Inventories	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Inventories

	2011	2010
	US$’000	US$’000

Raw materials	142	228
Work in progress	74	220
Finished goods	367	872
	583	1,320

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the provision is deemed appropriate. For the year ended December 31, 2011, and 2010, provision for obsolete and slow moving inventories amounted to US$209,000 and US$65,000, respectively, which were charged to cost of revenue in Consolidated Statements of Income.

Property, plant and equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property, plant and equipment

	2011	2010
	US$’000	US$’000

Office premises	1,866	2,257
Leasehold improvements	151	136
Furniture, fixtures and office equipment	636	947
Motor vehicles	162	162
Testing equipment	84	78
	2,899	3,580

Less: Accumulated depreciation	(1,841)	(2,228)
	1,058	1,352

	2011	2010	2009
	US$’000	US$’000	US$’000
Depreciation charge	182	170	202

Interests in affiliates	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Interests in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

The Group acquired 20% equity interests in Zhejiang Tianlan Environmental Protection Technology Co. Ltd, (“Tianlan”), a company incorporated in the PRC for a total consideration of US$4,648,000 in 2007. In 2010, Tianlan increased its share capital and the Group further invested US$262,000 in order to maintain the share holding of 20% in Tianlan. In 2011, Tianlan increased its share capital and the Group further invested US$435,000 in order to maintain the share holding of 20% in Tianlan.

A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2011	2010
Balance Sheet:	US$’000	US$’000

Current assets	50,668	22,540

Non-current assets	10,322	9,339

Total assets	60,990	31,879

Total liabilities	(34,868)	(13,599)

Total shareholders’ equity	26,122	18,280

	2011	2010
Operating results:	US$’000	US$’000

Net sales	45,966	24,567

Operating profits	6,899	3,395

Net profits	6,407	3,496

The Group acquired 20% of the equity interests in Zhejiang Jia Huan Electronic Co. Ltd., (“Jia Huan”), a company incorporated in the PRC, for approximately US$2,610,000 in 2008. Jia Huan has been in the environmental protection business since 1969 and is based in Jin Hua, Zhejiang.

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2011	2010
Balance Sheet:	US$’000	US$’000

Current assets	16,645	16,148

Non-current assets	5,402	5,047

Total assets	22,047	21,195

Total liabilities	(9,295)	(8,252)

Total shareholders’ equity	12,752	12,943

	2011	2010
Operating results:	US$’000	US$’000

Net sales	8,151	12,410

Operating (losses)/profits	(903)	118

Net (losses)/profits	(749)	121

Other payables and accrued expenses	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other payables and accrued expenses	Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.

Ordinary share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Ordinary share

During the year ended December 31, 2009, the Company issued 1,818 ordinary shares for stock options exercised.

During the year ended December 31, 2010, the Company issued 9,259 ordinary shares for stock options exercised.

During the year ended December 31, 2011, there was no movement with the Company’s issued ordinary shares and the outstanding share issued is 2,229,628 (2010: 2,229,628).

On January 13, 2012, the Company effected a two-for-eleven reverse split of its ordinary shares. The information contained herein reflects retroactive effect of the reverse stock split for all period presented.

Goodwill	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Goodwill

The Company accounts for acquisitions of subsidiaries in accordance with FASB ASC Subtopic 805-10, Business Combinations, (previously SFAS No. 141 “Business Combinations”). Goodwill represents the excess of acquisition cost over the estimated fair value of net assets acquired in relation to the acquisition of Yixing Pact Environmental Technology Co., Ltd and Pact Asia Pacific Limited in 2005.

As of December 31, 2011, the Company completed the annual impairment test (i.e. comparing the carrying amount of the net assets, including goodwill, with the fair value of the Company as of December 31, 2011). Based on management’s assessment, the Company determined that there was no impairment of goodwill as of December 31, 2011.

Treasury stock	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Treasury stock

The Company authorised a stock buyback program in July 2009 pursuant to which up to 54,546 shares, but not to exceed US$420,000 in value, of the Company’s ordinary share could be purchased in the open market from time to time as market and business conditions warrant.  The Company repurchased a total of 4,843 shares and 7,000 shares of ordinary share during 2009 and 2010  for considerations of approximately US$34,000 and US$55,233, respectively.

The Company authorised a stock buyback program in August 2010 pursuant to which up to 54,546 shares, but not to exceed US$450,000 in value, of the Company’s ordinary share could be purchased in the open market from time to time as market and business conditions warrant.  The Company repurchased a total of 6,482 shares of ordinary share during 2010 for considerations of approximately US$49,000. The Company repurchased a total of 16,935 shares of ordinary share during 2011 for considerations of approximately US$94,000.

There was no reissuance of treasury stock during each of the three years ended December 31, 2011.

PRC statutory reserves	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
PRC statutory reserves

Under the relevant PRC laws and regulations, the PRC subsidiaries are required to appropriate certain percentage of their respective net income to two statutory funds i.e. the statutory reserve fund and the statutory staff welfare fund. The PRC subsidiaries can also appropriate certain amount of their net income to the enterprise expansion fund.

(i)	Statutory reserve fund

Pursuant to applicable PRC laws and regulations, the PRC subsidiaries are required to allocate at least 10% of the companies’ net income to the statutory reserve fund until such fund reaches 50% of the companies’ registered capital. The statutory reserve fund can be utilised upon the approval by the relevant authorities, to offset accumulated losses or to increase registered capital of the companies, provided that such fund be maintained at a minimum of 25% of the companies’ registered capital.

Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$3,280,000 as at December 31, 2011 (2010:US$3,916,000).

(ii)	Statutory staff welfare fund

Pursuant to applicable PRC laws and regulations, the PRC subsidiaries are required to allocate certain amount of the companies’ net income to the staff welfare fund determined by the Company. The staff welfare fund can only be used to provide staff welfare facilities and other collective benefits to the companies’ employees. This fund is non-distributable other than upon liquidation of the PRC subsidiaries.

(iii)	Enterprise expansion fund

The expansion fund shall only be used to make up losses, expand the PRC subsidiaries’ production operations, or increase the capital of the subsidiaries. The expansion fund can be utilised upon approval by relevant authorities, to convert into registered capital and issue bonus capital to existing investors, provided that such fund be maintained at a minimum of 25% of the companies’ registered capital.

Stock options	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock options

(i)	2000 Stock Option Plan

A total of 217,407 shares of ordinary share have been reserved for issuance under the Company’s 2000 Stock Option Plan (the “2000 Stock Options”).  The 2000 Stock Options provide for the grant of options to its officers, directors and employees as the Company’s Chairman of the Board of Directors and Chief Executive Officer may direct.

During the year ended December 31, 2009, 1,985 options, 4,124 options and 909 options with exercise price of US$3.18, US$4.51 and US$11.11, respectively, were cancelled.

During the year ended December 31, 2010, 6,205 options with the exercise price of US$3.18 per share were exercised. All the remaining unexercised options expired in August 2010.

(ii)	2002 Employees’ Stock Option and Incentive Plan and 2002 Officers’ and Directors’ Stock Option and Incentive Plan

A total of 53,454 shares and 152,727 shares of ordinary share have been reserved for issuance under the Company’s 2002 Employees’ Stock Option and Incentive Plan (the “2002 Employee Stock Options”) and 2002 Officers’ and Directors’ Stock Option and Incentive Plan (the “2002 D&O Stock Options”), respectively.  Both 2002 Employee Stock Options and the 2002 D&O Stock Options provided for the grant of options to its employees as the Company’s Chairman of the Board of Directors and Chief Executive Officer may direct.

During the year ended December 31, 2009, 2,291 options with exercise price of US$4.19 per share were cancelled. During the same year, 1,818 options with exercise price of US$3.22 per share were exercised.

During the year ended December 31, 2010, 1,527 options with exercise price of US$4.19 per share were cancelled. During the same year, 3,054 options with exercise price of US$4.19 per share were exercised.

During the year ended December 31, 2011, 2,291 options and 7,636 options with exercise price of US$4.19 and US$3.18 per share, respectively, were cancelled.

The Company estimate the fair value of the options granted under the Black-Scholes pricing model.

Changes in outstanding options under various plans mentioned above were as follows:

	2011		2010		2009
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$

Outstanding, beginning of year	46,182	3.36	94,958	4.68	106,085	4.62
Granted	-	-	-	-	-	-
Cancelled/Expired	(9,927)	(3.47)	(39,517)	(6.38)	(9,309)	(4.79)
Exercised	-	-	(9,259)	(3.52)	(1,818)	(3.25)

Outstanding, end of year	36,255	3.36	46,182	3.36	94,958	4.68

Exercisable, end of year	36,255	3.36	46,182	3.36	94,958	4.68

As of December 31, 2011, the options outstanding and exercisable had exercise prices in the range of US$3.22 to US$4.19 and a weighted average unexpired life of approximately 0.8 years.

Intrinsic Value
As of December 31, 2011	Shares	US$’ 000

Total outstanding in-the-money options	-	-
Total vested in-the-money options	-	-

The total intrinsic value of share options exercised for the twelve months ended December 31, 2011 and 2010 were approximately US$Nil and US$50,000, respectively. As of December 31, 2011 there was no unrecognised stock-based compensation expense related to unvested stock options.

The Group adopted the provisions of ASC 718-10, which requires us to recognise expense related to the fair value of our stock-based compensation awards, including employee stock options.

The Black-Scholes option-pricing model is used to estimate the fair value of the options granted. This requires the input of subjective assumptions, including the expected volatility of stock price, expected option term, expected risk-free rate over the expected option term and expected dividend yield rate over the expected option term.  Because changes in subjective input assumptions can materially affect the fair value estimate, in directors’ opinion, the existing model may not necessarily provide a realisable measure of the fair value of the stock options. Expected volatility is based on historical volatility in the 180 days prior to the issue of the options. Expected option term and dividend yield rate are based on historical trends. Expected risk-free rate is based on US Treasury securities with similar maturities as the expected terms of the options at the date of grant.

The following table summarises the assumptions used during the year ended December 31, 2008 :

Assumptions	2008

Expected volatility	75.9-86.7%
Expected dividends	-
Expected term (years)	1.25
Risk-free rate	3.2-4.3%

Pension plan	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Pension plan

Prior to December 1, 2000, the Group had only one defined contribution pension plan for all its Hong Kong employees. Under this plan, all employees were entitled to pension benefits equal to their own contributions plus 50% to 100% of individual fund account balances contributed by the Group, depending on their years of service with the Group. The Group was required to make specific contributions at approximately 10% of the basic salaries of the employees to an independent fund management company.

With the introduction of the Mandatory Provident Fund Scheme, a defined contribution scheme managed by an independent trustee on December 1, 2000, the Group and its employees who joined the Group subsequently make monthly contributions to the scheme at 5% of the employee’s cash income as defined under the Mandatory Provident Fund legislation. Contributions of both the Group and its employees are subject to a maximum of HK$1,000 per month and thereafter contributions are voluntary and are not subject to any limitation. The Group and its employees made their first contributions in December 2000.

As stipulated by the rules and regulations in the PRC, the Group contributes to state-sponsored retirement plans for its employees in Mainland China. The Group contributions range from 10% to 22% of the basic salaries of its employees, and has no further obligations for the actual payment of pension or post-retirement benefits beyond the annual contributions. The state-sponsored retirement plans are responsible for the entire pension obligations payable to retired employees.

During the years ended December 31, 2011, 2010 and 2009, the aggregate contributions of the Group to the aforementioned pension plans and retirement benefit schemes were approximately US$455,000, US$390,000 and US$327,000 respectively.

Risk factor and Derivative Instruments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Risk factor and Derivative Instruments

Financial risk factors

The Group’s activities expose it to a variety of financial risks: foreign exchange rate risk and credit risk.

(i)	Credit risk

The Group has no significant concentration of credit risk. The Group has policies in place to ensure that sales of products are made to customers with an appropriate credit history. The Group has policies that limit the amount of credit exposure to any customers. Derivative counterparties and cash transactions are limited to high credit quality banks.

(ii)	Foreign exchange risk

The Group operates in Hong Kong, the PRC and trades with both local and overseas customers, and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to purchases in, Hong Kong dollar, Renminbi and Euro. Foreign exchange risk arises from committed and unmatched future commercial transactions, such as confirmed import purchase orders and sales orders, recognised assets and liabilities, and net investment in the PRC operations. The Group uses derivative financial instruments such as foreign exchange contracts to hedge certain foreign currency exposures.

The Group’s prevailing risk management policy is to hedge the net committed transactions (mainly sales and import purchases) in each major currency.

The Company’s policy generally permits the use of derivatives if they are associated with underlying assets or liabilities, forecasted transactions, or legally binding rights or obligations. There were no such derivatives during the years ended December 31, 2011 and 2010.

Related party transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related party transactions	Other than compensation to directors and stock options available to the directors, there were no transactions with other related parties in the years 2011, 2010 and 2009.

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments and contingencies

(i) Operating leases

The Group has various operating lease agreements for office and industrial premises. Rental expenses for the years ended December 31, 2011, 2010 and 2009 were approximately US$356,000, US$384,000 and US$394,000, respectively. Future minimum rental payments as of December 31, 2011, under agreements classified as operating leases with non-cancellable terms amounted to US$274,000 of which US$177,000 are payable in the year 2012 and US$97,000 are payable within years 2013 to 2015.

(ii) Banking facilities

As at December 31, 2011, 2010 and 2009, the Group had various banking facilities available for overdraft, import and export credits and foreign exchange contracts from which the Group can draw up to approximately US$1,154,000, US$2,564,000 and US$2,564,000 respectively, of which approximately US$474,000, US$188,000 and US$260,000 was utilised for issuance of bank guarantees.

(iii) Non-controlling interest put option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option.

(iv) Litigation

Statements of claim were issued by Yu-Cheng Ling and Xue-Mei Huang (“Plaintiff A”), and Nian-Chong Luo and Li-Shan Cen (“Plaintiff B”) as the plaintiffs against Shanghai Euro Tech Environmental Engineering Company Limited (“SETEE”) as one of the ten defendants (“Defendants”) in civil claims at the People’s Court of TianDong Province, Guangxi, PRC.

Plaintiff A and Plaintiff B claimed against Defendants for total compensations of approximately US$64,000 and US$95,000, respectively, for their sons died in a serious fatal traffic accident in September 2010 on the ground that one of the drivers of the accident, (employee of SETEE’s sub-contractor) was performing SETEE’s jobs during the traffic accident and therefore SETEE is liable to assume joint and several liability. The case was heard in court on April 28, 2011. The Tian Dong People’s Court issued a verdict dated September 11, 2011 finding, among other things, that the Company was not liable. One of the Plaintiffs has appealed that verdict to the Baise Intermediate People’s Court, Guangxi Zhuang Autonomous Region, PRC on November 20, 2011. The appellate court has scheduled the hearing date on April 23, 2012

Management believes that SETEE will prevail in these litigation proceedings and no related costs have been recorded.

Fair value of financial instruments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Fair value of financial instruments

The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable and accounts payable, bills receivable, bills payable, other payables and balances with related companies approximate their fair values due to the short-term nature of these instruments.

Segment information	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Segment information

(i)	The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	2011	2010	2009
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	11,437	13,745	18,326
Engineering	8,776	8,560	9,010
	20,213	22,305	27,336
Operating loss
Trading and manufacturing	(720)	(1,590)	(452)
Engineering	(802)	354	468
Unallocated corporate expenses	(152)	(142)	(154)
	(1,674)	(1,378)	(138)

	2011	2010	2009
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	137	132	172
Engineering	45	38	30
	182	170	202
Capital Expenditures, Gross
Trading and manufacturing	44	52	81
Engineering	19	60	37
	63	112	118

	2011	2010
	US$’000	US$’000
Assets
Trading and manufacturing	6,215	7,808
Engineering	17,649	17,405
	23,864	25,213
Liabilities
Trading and manufacturing	2,315	3,615
Engineering	3,640	3,497
	5,955	7,112

(ii)	Geographical analysis of revenue by customer location is as follows:

	2011	2010	2009
	US$’000	US$’000	US$’000
Revenue -
The PRC	15,100	15,891	19,333
Hong Kong	4,891	6,150	7,621
Others	222	264	382
	20,213	22,305	27,336

(iii)	Long-lived assets(1)

Geographical analysis of long-lived assets is as follows:

	2011	2010
	US$’000	US$’000

Hong Kong	630	698
The PRC	428	654
	1,058	1,352

  (1)           Long-lived assets represent property, plant and equipment, net.

(iv)	Major suppliers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	2011	2010	2009

Supplier A	15%	7%	6%
Supplier B	10%	6%	0%
Supplier C	10%	13%	10%
Supplier D	8%	6%	5%
Supplier E	7%	21%	21%
Supplier F	6%	4%	3%

(v)	Major customers

No revenue from a single customer exceeds 10% of the Group revenue during the years ended December 31, 2011, 2010 and 2009.

Subsequent events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent events

At the close of business on January 13, 2012, the Company effected a reverse stock split (“Reverse Split”) of all the outstanding ordinary shares, no par value (“Ordinary Shares”), of the Company at a ratio of two (2) for eleven (11). Immediately upon the Reverse Split becoming effective, every eleven (11) Ordinary Shares outstanding prior to the Reverse Split (“Old Shares”) will be changed and reclassified into two (2) Ordinary Shares (“New Shares”). Any owner of less than a single full share of the New Shares will receive cash in lieu of the fractional interest. The information contained herein gives retroactive effect to the reverse stock split for all periods presented.

The Company has evaluated all other subsequent events as of April 27, 2012 and determined that there were no other subsequent events or transactions that require recognition or disclosures in the financial statements except for the reverse stock split disclosed above.